Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Plans [Abstract]
Schedule Of Valuation Assumptions

	Year Ended December 31, 2012	November 1, 2011 through December 31, 2011
Risk-free interest rate	1.40%	1.55%
Expected volatility	43.42%	34.70%
Expected dividend yield	5.77%	3.10%
Expected term	7 years	7 years

Summary Of Stock Options Activity

(In thousands, except per share amounts)	Shares	Weighted Average Exercise Price per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Stock options outstanding at January 1, 2011	-	$-
Converted options issued by the Company on the
October 31, 2011 Business Separation date (1)	1,464	14.58
Granted subsequent to the Business Separation	21	15.48
Forfeited subsequent to the Business Separation	(137)	14.67
Outstanding at December 31, 2011	1,348	$14.58	7.8 years	$1,022
Granted during the period	863	9.79
Exercised during the period	-	-
Forfeited during the period	(287)	13.95
Expired during the period	(210)	14.78
Outstanding at December 31, 2012	1,714	$12.29	7.6 years	$1,002

Exercisable at December 31, 2012	725	$13.97	5.8 years	$230
Total outstanding, vested and expected to vest
at December 31, 2012	1,576	$12.53		$849

(1)

Upon the Business Separation on October 31, 2011, all outstanding NTELOS stock options for the Company’s employees and non-employee directors were replaced with 1,463,819 Company stock options based on a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Business Separation.  The specific formula for the adjustment of the number of stock options and restricted stock and the strike price of the stock options was contained in the employee matters agreement that was executed on the date of separation.  These awards had substantially the same terms and conditions as the NTELOS stock options and restricted stock awards that they replaced.

Summary Of Restricted Stock Awards Activity

(In thousands, except per share amounts)	Shares	Weighted Average Grant Date Fair Value per Share
Restricted stock outstanding at January 1, 2011	-	$-
Converted restricted stock issued by the Company on the
October 31, 2011 Business Separation date (1)	410	14.46
Granted subsequent to the Business Separation	7	15.20
Forfeited subsequent to the Business Separation	(65)	14.54
Restricted stock outstanding at December 31, 2011	352	$14.46
Granted during the period	313	10.16
Vested during the period	(215)	12.91
Forfeited during the period	(108)	13.92
Restricted stock outstanding at December 31, 2012	342	$11.67

(1)

Upon the Business Separation on October 31, 2011, all outstanding NTELOS restricted stock awards for the Company’s employees and non-employee directors were replaced with 409,690 Company restricted stock awards based on a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Business Separation.  The specific formula for the adjustment of the number of stock options and restricted stock and the strike price of the stock options was contained in the employee matters agreement that was executed on the date of separation.  These awards had substantially the same terms and conditions as the NTELOS stock options and restricted stock awards that they replaced.